INCOME TAXES (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0
Increase in the deferred tax assets	397,680
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 1,458,956